Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share Capital [Text Block]	8. Share Capital

(a) Common Stock

The Company has one class of no par value common stock of which an unlimited number of shares are authorized for issue. The holders of common stock are entitled to receive dividends without restriction when and if declared by the board of directors. Holders of the Company’s common stock are not entitled to preemptive rights to acquire additional shares of common stock and do not have cumulative voting rights.

During the nine months ended September 30, 2013, the Company issued 49,000 common shares on exercise of stock options for cash proceeds of $0.03 million and issued 55,000 common shares on the exercise of warrants for cash proceeds of $0.1 million.

(b) Preferred Stock

The Company is authorized to issue an unlimited number of no par preferred stock. The Company’s board of directors is authorized to create any series and, in connection with the creation of each series, to fix by resolution the number of shares of each series, and the designations, powers, preferences and rights; including liquidation, dividends, conversion and voting rights, as they may determine. At September 30, 2013, no preferred stock was issued or outstanding.

(c) Stock options

The Company’s Equity Incentive Plan authorizes the Company to reserve and have available for issue, 6,500,000 shares of common stock. There were 1,094,500 stock options granted during the nine months ended September 30, 2013 with an exercise price of $2.16, expiring on March 21, 2018 and issued 30,000 stock options with an exercise price of $1.17 which expire on September 6, 2015 and 2016. The Company used the Black-Scholes option pricing model with a risk-free interest rate of 0.33% - 0.52%, volatility of 52.16% - 60.31% and an expected life of the options of 30 – 36 months to estimate the fair values of the options. The weighted average fair value per share was $0.69 for a total value of $0.8 million for the 1,094,500 stock options and $13,400 for the 30,000 stock options. The majority of the stock options vest 25% at the end of each quarter in 2013. At September 30, 2013 and 2012, there was $0.1 million and $0, respectively, of unrecognized compensation costs relating to unvested stock options that will be recognized within the next three months.

During the three and nine months ended September 30, 2013, 245,500 options were cancelled or expired and 49,000 options were exercised. During the quarter ended June 30, 2013, vesting provisions of 237,750 options granted in the first quarter of 2013 were accelerated. As of September 30, 2013 and 2012, the intrinsic value of options outstanding and exercisable was $0.1 million and $1.1 million, respectively.

Total stock-based compensation recognized during the three and nine months ended September 30, 2013 was $0.1 million and $0.5 million, respectively. Total stock based compensation recognized during the three and nine months ended September 30, 2012 was nil and $2.0 million, respectively.

During the nine months ended September 30, 2013, a total of $0.3 million of stock option compensation (2012 - $1.4 million) was attributable to the Troy Mine employees and is included in the amounts reported in general and administrative expense.

As of September 30, 2013, the following stock options were outstanding:

Options	Options	Exercise		Expiration
Granted	Exercisable	Price		Date

10,000	10,000	2.50		November 1, 2013
35,000	35,000	4.30		December 13, 2013
687,000	687,000	3.40		December 31, 2013
10,000	10,000	4.45		February 25, 2014
34,500	34,500	0.52	CDN	March 31, 2014
10,000	10,000	4.18		April 15, 2014
10,000	10,000	0.45	CDN	April 27, 2014
85,500	85,500	3.55		May 31, 2014
110,000	110,000	0.45		September 10, 2014
15,000	15,000	1.05		November 2, 2014
30,000	30,000	1.65		December 30, 2014
204,000	204,000	2.15		March 15, 2015
10,000	10,000	1.17		September 6, 2015
20,000	20,000	2.50		November 1, 2015
554,500	554,500	4.98		March 21, 2016
2,500	2,500	5.93		April 8, 2016
20,000	20,000	1.17		September 6, 2016
700,500	700,500	4.18		April 1, 2017
20,000	20,000	3.77		May 3, 2017
713,500	535,125	2.16		March 21, 2018
3,282,000	3,103,625	$3.38

(d) Stock Purchase Warrants

There were no stock purchase warrants outstanding at September 30, 2013 for the purchase of common shares of Revett Minerals.

No warrants were exercised and 1,108,438 expired during the three months ended September 30, 2013. During the nine months ended September 30, 2013, there were 55,000 warrants exercised and 1,108,438 warrants expired. During the three and nine months ended September 30, 2012, there were 36,000 and 280,836 warrants exercised, respectively, for proceeds of $0.1 million and $0.5 million, respectively, and no warrants expired

11. Share Capital

Common stock :

The Company has one class of no par value common stock, of which an unlimited number are authorized for issue. The holders of common stock are entitled to receive dividends without restriction when and if declared by the Board of Directors. Holders of the Company’s common stock are not entitled to preemptive rights to acquire additional shares of common stock and do not have cumulative voting rights.

On January 13, 2010, the Company issued 722,780 common shares in a private placement for CAD$1.60 per share or gross proceeds of CAD$1.2 million (U.S. $1.1 million).

In March 2010, the Company issued 166,836 common shares to settle accrued liabilities to employees and directors in the amount of $0.4 million.

During August 2010, the Company issued 2,908,545 units for net proceeds of $3.9 million. Each unit consisted of one common share and one-half of a warrant, with each whole warrant exercisable into common shares at CAD$1.75 per share, exercisable until August 24, 2013. The Company also issued 8,280 warrants and paid $0.02 million cash as a finder’s fee. The proceeds of units were allocated between the common shares and warrants issued on a relative fair value basis resulting in $3.0 million allocated to the common shares and $0.9 million to the warrants. The fair market value of the common shares was based on the market price of the shares on the issue date and the fair value of the warrants was determined using the Black-Scholes option pricing formula with the following assumptions: volatility of 110%; risk free interest rate of 0.77%; and expected life of 3.0 years.

On October 7, 2010, ASARCO LLC (“ASARCO”) agreed to dismiss its lawsuit against the Company in exchange for the Company issuing 200,000 stock purchase warrants. These warrants have an exercise price of $1.50 per share and expire on October 7, 2013. These warrants were recognized at their fair value of $0.4 million and the related cost included in general and administrative expense. The fair value of the warrants was determined using the Black-Scholes option pricing formula using the following assumptions: volatility of 112%; risk free interest rate of 1.17%; and expected life of 3.0 years.

During the year ended December 31, 2010, 3,492,500 warrants were exercised resulting in proceeds of $2.7 million. Proceeds of $2.0 million were used to fully repay a note payable to the warrant holder.

During the year ended December 31, 2011, the Company issued 275,000 common shares with a fair value of $1.2 million to extinguish an outstanding a right to convert redeemable shares into a 2% royalty interest on future Rock Creek production. In connection with this transaction, the $0.7 million that was previously recorded in temporary equity was reclassified into common stock. In addition, the Company issued 13,052 shares for compensation to directors in the amount of $0.1 million; issued 405,000 common shares on exercise of stock options for cash proceeds of $0.6 million, and issued 248,280 common shares on exercise of warrants for cash proceeds of $0.5 million.

During the year ended December 31, 2012, the Company issued 20,335 shares for compensation to directors in the amount of $0.1 million; issued 72,000 common shares on exercise of stock options for cash proceeds of $0.1 million, and issued 280,836 common shares on exercise of warrants for cash proceeds of $0.4 million.

Preferred Stock :

The Company is authorized to issue an unlimited number of no par preferred stock. The Company’s Board of Directors is authorized to create any series and, in connection with the creation of each series, to fix by resolution the number of shares of each series, and the designations, powers, preferences, and rights; including liquidation, dividends, conversion and voting rights, as they may determine. At December 31, 2012 and 2011, no preferred stock was issued or outstanding.

Stock options :

The Company has an Equity Incentive Plan (the “Plan”), the purpose of which is to enable the Company to attract and retain employees and to provide a means of compensating those employees, directors, officers and other individuals or entities integral to the Company's success. The Plan is administered by the Company’s Board of Directors.

The Plan requires the Company to reserve and have available for issue, 6,500,000 common shares, less that number of common shares reserved for issuance pursuant to stock options granted under the Revett Silver stock option plan. The aggregate number of common shares that may be issued to any holder or awarded to any grantee under the Plan may not exceed 5% of the outstanding common shares. Vesting of options is at the discretion of the Board at the time the options are granted.

The Plan authorizes the Company to reserve and have available for issue 2,623,539 shares of common stock as of December 31, 2012 and 2,452,000options are issued and outstanding. As of December 31, 2012, the intrinsic value of options outstanding and exercisable was $0.7 million. As of December 31, 2012 and 2011, there was no unrecognized compensation cost related to unvested stock options.

As of December 31, 2012, the following stock options were outstanding:

Options	Options	Exercise		Expiration
Granted	Exercisable	Price		Date

10,000	10,000	4.94		June 3, 2013
10,000	10,000	2.50		November 1, 2013
35,000	35,000	4.30		December 13, 2013
10,000	10,000	4.45		February 25, 2014
79,500	79,500	0.52	CDN	March 31, 2014
10,000	10,000	4.18		April 15, 2014
20,000	20,000	0.45	CDN	April 27, 2014
110,000	110,000	0.45		September 10, 2014
15,000	15,000	1.05		November 2, 2014
30,000	30,000	1.65		December 30, 2014
237,000	237,000	2.15		March 15, 2015
20,000	20,000	2.50		November 1, 2015
794,500	794,500	4.98		March 21, 2016
2,500	2,500	5.93		April 8, 2016
10,000	10,000	4.17		September 12, 2016
1,038,500	1,038,500	4.18		April 1, 2017
20,000	20,000	3.77		May 3, 2017
2,452,000	2,452,000	$3.86

The summary of stock options granted and outstanding is as follows:

	2012		2011		2010
		Weight		Weight		Weight
		average		average	Number	average
	Number	exercise	Number	exercise	of shares	exercise
	of shares	price	of shares	price		price

Outstanding, beginning of year	1,660,500	3.72	1,307,500	$2.39	1,714,000	$2.15

Granted	1,128,500	4.17	940,000	4.96	616,000	2.27
Canceled or forfeited	(265,000)	5.01	(182,000)	5.50	(331,000)	4.34
Exercised	(72,000)	1.50	(405,000)	1.48	(691,500)	0.74

Outstanding, end of year	2,452,000	3.86	1,660,500	$3.72	1,307,500	$2.39

Options exercisable	2,452,000	3.86	1,660,500	$3.72	1,307,500	2.39

The weighted average fair value of options granted during the years ended December 31, 2012, 2011 and 2010 was $1.81, $3.36, and $2.30 per share, respectively. The fair value of stock options granted was estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

( i )	Risk-free interest rate 0.32% to 0.42% (2011 – 0.87% to 2.07%; 2010 - 1.02% to 1.17%).

( ii )	Expected life – 2012 – 2.5 - 5 years (2011 – 2.5 - 5 years; 2010 - 5 years).

( iii )	Volatility – 69% - 71% (2011 – 95% - 119%; 2010 - 111%).

( iv )	Expected dividends – nil.

The Company has utilized the simplified method to determine the expected term assumption in the fair value calculation for stock options granted during the years ended December 31, 2012 and 2011. The mid-point between the vesting date and the maximum contractual expiration date is used as the expected term under this method.

Total stock-based compensation recognized during the years ended December 31, 2012, 2011, and 2010 was $2.1 million; $3.2 million; and $1.0 million, respectively. During 2012and 2011, a total of $1.4 million and $2.1 million stock option compensation was attributable to the Troy Mine employees and is included in the amounts reported in general and administrative expense.

Stock Purchase Warrants :

The following stock purchase warrants were outstanding at December 31, 2012 for the purchase of common shares of Revett Minerals:

Number	Exercise price	Expiration
92,011	CAD$1.75	August 24, 2013
1,071,427	US $1.81	August 24, 2013
1,163,438

During the year ended December 31, 2012, 280,836 warrants were exercised and no warrants expired.